Intangible assets, Net	12 Months Ended
Aug. 31, 2019
Intangible assets, Net
Intangible assets, Net

9.   Intangible assets, Net

Intangible assets, net consisted of the following:

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Customer relationship	19,980	51,780	7,237
Trademark	64,850	111,450	15,578
Student base	2,390	2,390	334
License	23,600	23,600	3,299
Franchise agreements	9,420	9,420	1,317
	120,240	198,640	27,765
Less: accumulated amortization	(8,121)	(30,018)	(4,196)
Intangible assets, net	112,119	168,622	23,569

For the years ended August 31, 2017, 2018 and 2019, the Group recorded amortization expenses of RMB1,101, RMB7,020 and RMB23,081 (US$3,226), respectively.

No impairment charges were recognized on the intangible asset for the years ended August 31, 2017, 2018 and 2019.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	RMB	US$
For the years ended August 31
2020	25,880	3,617
2021	19,250	2,691
2022	18,172	2,540
2023	16,366	2,288
2024	10,581	1,479